Share Based Compensation - Summary of Restricted Stock Option Activities (Details) - Restricted Share Units - ¥ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares Outstanding, Beginning Balance	16,500
Number of shares, granted	172,333
Number of shares, vested	(138,833)
Number of shares Outstanding, Ending Balance	50,000	16,500
Weighted average grant date fair value, Outstanding	¥ 95.46
Weighted average grant date fair value, Granted	22.98
Weighted average grant date fair value, Vested	27.70
Weighted average grant date fair value, Outstanding	¥ 33.81	¥ 95.46
Weighted average remaining contractual life, Outstanding	2 years 2 months 1 day	2 years 5 months 15 days